Equity (Tables)	6 Months Ended
Jun. 30, 2016
Equity [Abstract]
Changes in shareholders' equity attributable to Diebold, Incorporated and the noncontrolling interests
The following table presents changes in shareholders' equity attributable to Diebold, Incorporated and the noncontrolling interests:

	Three Months Ended		Six Months Ended
	June 30,		June 30,
	2016	2015	2016	2015
Diebold, Incorporated shareholders' equity
Balance at beginning of period	$595.6	$449.5	$412.4	$531.6
Comprehensive (loss) income attributable to Diebold, Incorporated	(2.4)	28.6	195.7	(37.3)
Common shares	0.1	0.2	0.4	0.6
Additional capital	4.5	6.4	9.8	11.3
Treasury shares	(0.3)	(0.2)	(2.0)	(2.8)
Dividends paid	(19.2)	(18.9)	(38.0)	(37.8)
Balance at end of period	$578.3	$465.6	$578.3	$465.6

Noncontrolling interests
Balance at beginning of period	$23.5	$23.3	$23.1	$23.3
Comprehensive income attributable to noncontrolling interests, net (1)	0.2	1.3	0.6	1.3
Balance at end of period	$23.7	$24.6	$23.7	$24.6

(1)
Comprehensive income (loss) attributable to noncontrolling interests of $1.8 and $(0.8) for the three and six months ended June 30, 2015, respectively, is net of a $(0.5) and $2.1 Venezuela noncontrolling interest adjustment for the three and six months ended June 30, 2015, respectively, to reduce the carrying value to the estimated fair market value.